John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway
Leawood, KS 66221
Phone: 913.660.0778 Fax: 913.660.9157
 john.lively@1940actlawgroup.com

March 18, 2016 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549

RE:	Proxy Statement on Schedule 14A for Gardner Lewis Investment Trust (the “Trust”) (File Nos. 811-07324 and 033-53800)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, on behalf of the Chesapeake Core Growth Fund (the “Fund”), a series portfolio of the Trust, please find a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934. The Trust is filing the proxy statement to solicit shareholder vote on proposals to (i) reorganize the Fund into a newly established Delaware statutory trust; (ii) revise certain of the Fund’s fundamental investment restrictions; and (iii) elect three trustees to the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively